Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Finance lease interest income	$ 585	$ 876	$ 1,167
Total operating revenues	585	876	1,167
Operating expenses
General and administrative expenses	(99)	(99)	(134)
Total operating expenses	(99)	(99)	(134)
Net operating income	486	777	1,033
Other income (expenses)
Interest income	0	1	1
Interest expense	(643)	(929)	(1,215)
Amortization of deferred charges	(19)	(19)	(19)
Total other expenses	(662)	(947)	(1,233)
Net loss	(176)	(170)	(200)
Retained earnings at the start of the year	583	753	953
Retained earnings at the end of the year	$ 407	$ 583	$ 753